Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For the year ended December 31,	2017	2016
Weighted average fair value per option	$2.37	$2.80
Expected term	5 years	5 years
Risk-free interest rate	1.22%	0.66%
Expected dividend yield	4.60%	4.08%
Expected volatility	14.41%	15.45%

Schedule of Stock Options Roll Forward [Table Text Block]
	Total Options		Non-Vested Options(1)
	Number of Options	Weighted average exercise price per share	Number of Options	Weighted average grant date fair-value
Outstanding as at December 31, 2016	2,920,000	$37.42	1,520,125	$2.69
Granted	827,400	45.16	827,400	2.37
Exercised	(103,825)	28.91	N/A	N/A
Forfeited	-	-	(607,875)	2.73
Options outstanding December 31, 2017	3,643,575	$39.42	1,739,650	$2.52
Options exercisable December 31, 2017 (2)(3)	1,903,925	$35.37
(1) As at December 31, 2017 there was $3 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 2.5 years (2016 - $3 million, 2.4 years).
(2) As at December 31, 2017, the weighted average remaining term of vested options was 5.4 years with an aggregate intrinsic value of $22 million (2016 - 5.7 years, $17 million).
(3) As at December 31, 2017 the fair value of options that vested in the year was $2 million (2016 - $2 million).

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
	Employee DSU	Weighted Average Grant Date Fair Value	Director DSU	Weighted Average Grant Date Fair Value
Outstanding as at December 31, 2016	680,931	$27.50	395,798	$33.88
Granted including DRIP	73,185	37.74	86,281	42.96
Exercised	(2,482)	46.58	(9,486)	44.00
Forfeited	(34)	46.58	(108)	45.39
Outstanding and exercisable as at December 31, 2017	751,600	$28.44	472,485	$35.33

	Employee PSU	Weighted Average Grant Date Fair Value	Aggregate intrinsic value
Outstanding as at December 31, 2016	560,880	$37.55	$25.5
Granted including DRIP	519,789	44.35
Exercised	(220,075)	30.67
Forfeited	(30,596)	43.66
Outstanding as at December 31, 2017	829,998	$43.41	$41.1